                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2017
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2017

SUNAMERICA
Equity Funds

[PHOTO]






[LOGO]

[LOGO]

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 12
        NOTES TO FINANCIAL STATEMENTS............................... 18
        SUPPLEMENTS TO THE PROSPECTUS............................... 28

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds (the "Equity Funds") for the six month period ended March 31, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

From a broad perspective, the six months ended March 31, 2017 was a period wherein global equity markets rallied despite having unexpected political events both in the U.S. and abroad, as well as two Federal Reserve (the "Fed") interest rate hikes.

As the annual period began in October 2016, a combination of hawkish Fed commentary and mounting strong U.S. economic data led to increased anticipation of a December 2016 interest rate hike by the Fed. U.S. gross domestic product
(GDP) increased by 3.5% on an annualized basis for the third quarter of 2016, above consensus expectations and the strongest growth rate in two years. Elsewhere, the European Central Bank (ECB) minutes stressed a commitment to ongoing monthly bond-buying through March 2017, helping to dispel concerns about potential tapering. The U.K.'s first official GDP growth figure since the Brexit vote was more robust than consensus-expected at 0.5%. Japanese equities enjoyed strong performance owing to weakness of the yen, as Bank of Japan governor Kuroda stated there was room for further easing if necessary to achieve its 2% inflation target.

Following the unexpected victory of Donald Trump in the November 2016 U.S. elections, U.S. and international equities quickly reversed a short-lived sell-off and surged on anticipation of a pro-growth effect of Mr. Trump's fiscal stimulus plan. However, U.S. dollar appreciation against local currencies detracted from international equities' U.S. dollar returns, driving a November 2016 decline. The Fed raised the targeted federal funds rate by 0.25% in December 2016, for the first time in a year but as had largely been anticipated, and set a more hawkish hike path for 2017, causing equities to decline, albeit modestly, following the announcement. International equities rallied during an eventful December 2016, with the resignation of Prime Minister Renzi after Italian voters' rejection of that nation's constitutional reform referendum and the ECB's decision to slow its monthly pace of quantitative easing while extending the program to the end of 2017.

During the first quarter of 2017, global equities advanced. While U.S. equity markets flirted with new highs, international equity markets performed even better, boosted by a weakening U.S. dollar and by the accommodative monetary stance from the ECB and the Bank of Japan that remained in place. Additionally, the European economies and the Chinese economy showed some signs of strengthening during the quarter. Japan, by contrast, maintained a slow pace of economic growth, despite the extraordinary monetary accommodation by the Bank of Japan, with cash earnings and consumption particularly low. Emerging market equities saw particularly robust gains, as riskier positions took the lead and as corporate earnings expectations increased. Indeed, emerging market currencies strengthened during the quarter, despite the Fed's gradual rise in interest rates. Within the U.S., favorable sentiment persisted amid anticipation of more growth-oriented government policies, such as lower taxes and reduced regulation. The markets were also encouraged by strengthening employment and increases in both consumer and business confidence. The rally lost some steam after the Fed raised interest rates by 0.25% again in March 2017. Further, the failure of the Republican plan to repeal and replace the Affordable Care Act raised doubts about the party's ability to put the rest of its agenda in place. Despite the weaker performance for stocks in March 2017, the major indices finished the quarter with strong positive returns.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net),/*/ posted a return of 6.51% in U.S. dollar terms for the six-month period ended March 31, 2017. Japanese equities, as measured by the MSCI Japan Index (Net),/*/ posted gains but lagged on a comparative basis, generating a return of 4.32% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500(R) Index,/*/ returned 10.12%, and emerging market equities, as measured by the MSCI Emerging Markets Index (Net),/*/ returned 6.80%, each for the same six-month period.

Amid these conditions, each of the Equity Funds generated positive absolute returns during the semi-annual period ended March 31, 2017. On the following pages, you will find financial statements and portfolio information for each of the Funds.

We thank you for being a part of the Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or at our new website, www.aig.com/funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

Timothy Pettee             Jun Oh                     Timothy Campion
Andrew Sheridan            Kara Murphy                Jane Algieri

--------
Past performance is no guarantee of future results.

* The Morgan Stanley Capital International All Country World Index (MSCI ACWI) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI Japan Index (Net) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MSCI Emerging Markets Index
  (Net) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. It consists of 23 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly in an index.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2016 and held until March 31, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2017" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2017" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I the "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2017" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2017 -- (unaudited) (continued)

                                                      Actual                                 Hypothetical
                                     ----------------------------------------- -----------------------------------------
                                                                                             Ending Account
                                                   Ending Account Expense Paid                Value using   Expense Paid
                                                    Value Using    During the                a Hypothetical  During the
                                       Beginning       Actual      Six Months    Beginning     5% Assumed    Six Months
                                     Account Value   Return at       Ended     Account Value   Return at       Ended
                                     at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,
Fund                                     2016           2017          2017         2016           2017          2017
----                                 ------------- -------------- ------------ ------------- -------------- ------------
AIG International Dividend Strategy
 Fund#@
  Class A...........................   $1,000.00     $1,062.15       $ 9.77      $1,000.00     $1,015.46       $ 9.55
  Class C...........................   $1,000.00     $1,059.30       $13.09      $1,000.00     $1,012.22       $12.79
  Class I...........................   $1,000.00     $1,062.76       $ 9.26      $1,000.00     $1,015.96       $ 9.05
  Class W...........................   $1,000.00     $1,062.59       $ 8.74      $1,000.00     $1,016.45       $ 8.55
AIG Japan Fund#@
  Class A...........................   $1,000.00     $1,084.43       $ 9.87      $1,000.00     $1,015.46       $ 9.55
  Class C...........................   $1,000.00     $1,081.84       $13.24      $1,000.00     $1,012.22       $12.79






                                     Annualized
                                      Expense
Fund                                   Ratio*
----                                 ----------
AIG International Dividend Strategy
 Fund#@
  Class A...........................   1.90%
  Class C...........................   2.55%
  Class I...........................   1.80%
  Class W...........................   1.70%
AIG Japan Fund#@
  Class A...........................   1.90%
  Class C...........................   2.55%

--------
@  See Note 1
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2017" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2017" and the annualized "Expense Ratio" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2017 -- (unaudited)

                                                     AIG International
                                                         Dividend
                                                      Strategy Fund+   AIG Japan Fund+
                                                     ----------------- ---------------
ASSETS:
Investments at value (unaffiliated)*................   $ 85,437,559      $28,449,223
Repurchase agreements (cost approximates value).....        772,000          312,000
                                                       ------------      -----------
 Total investments..................................     86,209,559       28,761,223
                                                       ------------      -----------
Cash................................................            760               30
Foreign cash*.......................................        204,829           21,340
Receivable for:
 Fund shares sold...................................        130,948           57,238
 Dividends and interest.............................        340,377          244,477
 Investments sold...................................             --        1,619,006
Prepaid expenses and other assets...................          8,415            7,885
Due from investment adviser for expense
 reimbursements/fee waivers.........................          6,641           11,565
                                                       ------------      -----------
Total assets........................................     86,901,529       30,722,764
                                                       ------------      -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...............................        178,500            3,238
 Investments purchased..............................             --        1,155,656
 Investment advisory and management fees............         72,537           29,333
 Distribution and service maintenance fees..........         31,999           11,718
 Transfer agent fees and expenses...................         27,274            7,595
 Trustees' fees and expenses........................          1,924            1,111
 Other accrued expenses.............................        188,402           67,718
 Accrued foreign tax on captial gains...............         25,379               --
                                                       ------------      -----------
Total liabilities...................................        526,015        1,276,369
                                                       ------------      -----------
Net Assets..........................................   $ 86,375,514      $29,446,395
                                                       ============      ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value......   $     96,590      $    38,042
Paid-in capital.....................................    177,832,266       28,144,930
                                                       ------------      -----------
                                                        177,928,856       28,182,972
Accumulated undistributed net investment income
 (loss).............................................       (287,373)        (280,341)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options
 contracts, securities sold short, and foreign
 exchange transactions..............................    (95,835,404)        (941,218)
Unrealized appreciation (depreciation) on
 investments........................................      4,613,453        2,485,852
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................        (18,639)            (870)
Accrued capital gains tax on unrealized
 appreciation (depreciation)........................        (25,379)              --
                                                       ------------      -----------
Net Assets..........................................   $ 86,375,514      $29,446,395
                                                       ============      ===========
*Cost
 Investments (unaffiliated).........................   $ 80,824,106      $25,963,371
                                                       ============      ===========
 Foreign cash.......................................   $    205,064      $    21,254
                                                       ============      ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2017 -- (unaudited) (continued)

                                                     AIG International
                                                         Dividend
                                                      Strategy Fund+   AIG Japan Fund+
                                                     ----------------- ---------------
Class A (unlimited shares authorized):
Net assets..........................................    $66,395,085      $24,422,469
Shares of beneficial interest issued and outstanding      7,305,613        3,127,775
Net asset value and redemption price per share......    $      9.09      $      7.81
Maximum sales charge (5.75% of offering price)......    $      0.55      $      0.48
                                                        -----------      -----------
Maximum offering price to public....................    $      9.64      $      8.29
                                                        ===========      ===========
Class C (unlimited shares authorized):
Net assets..........................................    $13,838,847      $ 5,023,926
Shares of beneficial interest issued and outstanding      1,678,182          676,386
Net asset value, offering and redemption price per
 share (excluding any applicable contingent
 deferred sales charge).............................    $      8.25      $      7.43
                                                        ===========      ===========
Class I (unlimited shares authorized):
Net assets..........................................    $   247,397      $        --
Shares of beneficial interest issued and outstanding         26,901               --
Net asset value, offering and redemption price per
 share..............................................    $      9.20      $        --
                                                        ===========      ===========
Class W (unlimited shares authorized):
Net assets..........................................    $ 5,894,185      $        --
Shares of beneficial interest issued and outstanding        648,288               --
Net asset value, offering and redemption price per
 share..............................................    $      9.09      $        --
                                                        ===========      ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the six months ended March 31, 2017 -- (unaudited)

                                                                                        AIG International
                                                                                            Dividend
                                                                                         Strategy Fund+   AIG Japan Fund+
                                                                                        ----------------- ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................    $1,062,670       $  236,351
  Interest (unaffiliated)..............................................................            78               62
                                                                                           ----------       ----------
   Total investment income*............................................................     1,062,748          236,413
                                                                                           ----------       ----------
EXPENSES:
  Investment advisory and management fees..............................................       425,178          175,560
  Distribution and service maintenance fees:
   Class A.............................................................................       114,575           44,398
   Class C.............................................................................        70,041           25,810
  Service fees:
   Class I.............................................................................           306               --
   Class W.............................................................................         3,983               --
  Transfer agent fees and expenses:
   Class A.............................................................................        85,241           29,767
   Class C.............................................................................        19,351            6,379
   Class I.............................................................................           834               --
   Class W.............................................................................         6,268               --
  Registration fees:
   Class A.............................................................................        13,606           13,957
   Class C.............................................................................         7,311            8,902
   Class I.............................................................................         2,037               --
   Class W.............................................................................         6,921               --
  Custodian and accounting fees........................................................        20,943           12,471
  Reports to shareholders..............................................................        41,501            3,518
  Audit and tax fees...................................................................        34,929           34,878
  Legal fees...........................................................................        11,888            8,205
  Directors' fees and expenses.........................................................         3,059            1,367
  Interest expense.....................................................................         2,620              387
  Other expenses.......................................................................        18,036            8,668
                                                                                           ----------       ----------
   Total expenses before fee waivers, expense reimbursements, and expense recoupments..       888,628          374,267
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...       (38,989)         (67,435)
                                                                                           ----------       ----------
   Net expenses........................................................................       849,639          306,832
                                                                                           ----------       ----------
Net investment income (loss)...........................................................       213,109          (70,419)
                                                                                           ----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**...............................       979,041        1,343,677
Net realized foreign exchange gain (loss) on other assets and liabilities..............       (53,684)         (22,825)
                                                                                           ----------       ----------
Net realized gain (loss) on investments and foreign currencies.........................       925,357        1,320,852
                                                                                           ----------       ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........     3,854,455        1,111,920
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......         1,425              275
Change in accrued capital gains tax on unrealized appreciation (depreciation)..........       (25,379)              --
                                                                                           ----------       ----------
Net unrealized gain (loss) on investments and foreign currencies.......................     3,830,501        1,112,195
                                                                                           ----------       ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........     4,755,858        2,433,047
                                                                                           ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................    $4,968,967       $2,362,628
                                                                                           ==========       ==========
* Net of foreign withholding taxes on interest and dividends of........................    $   95,286       $   28,769
                                                                                           ==========       ==========
** Net of foreign withholding taxes on capital gains of................................    $      164       $       --
                                                                                           ==========       ==========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- March 31, 2017

                                                                                                    AIG International
                                                                                                         Dividend
                                                                                                     Strategy Fund++
                                                                                                -------------------------
                                                                                                  For the
                                                                                                six months
                                                                                                   ended     For the year
                                                                                                 March 31,       ended
                                                                                                   2017      September 30,
                                                                                                (unaudited)      2016
                                                                                                -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).................................................................. $   213,109  $  2,347,183
 Net realized gain (loss) on investments and foreign currencies................................     925,357    (6,646,222)
 Net unrealized gain (loss) on investments and foreign currencies..............................   3,830,501    12,264,963
                                                                                                -----------  ------------
Net increase (decrease) in net assets resulting from operations................................   4,968,967     7,965,924
                                                                                                -----------  ------------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................    (551,683)   (1,412,918)
 Net investment income (Class C)...............................................................    (111,290)     (249,596)
 Net investment income (Class I)...............................................................      (2,069)       (5,394)
 Net investment income (Class W)...............................................................     (46,811)     (138,218)
 Net realized gain on securities (Class A).....................................................          --            --
 Net realized gain on securities (Class C).....................................................          --            --
 Net realized gain on securities (Class I).....................................................          --            --
 Net realized gain on securities (Class W).....................................................          --            --
                                                                                                -----------  ------------
Total distributions to shareholders............................................................    (711,853)   (1,806,126)
                                                                                                -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......  (7,598,030)  (21,784,719)
                                                                                                -----------  ------------
Total increase (decrease) in net assets........................................................  (3,340,916)  (15,624,921)

NET ASSETS:
Beginning of period............................................................................ $89,716,430  $105,341,351
                                                                                                -----------  ------------
End of period+................................................................................. $86,375,514  $ 89,716,430
                                                                                                ===========  ============
+ Includes accumulated undistributed net investment income (loss).............................. $  (287,373) $    211,371
                                                                                                ===========  ============


                                                                                                     AIG Japan Fund++
                                                                                                -------------------------
                                                                                                  For the
                                                                                                six months
                                                                                                   ended     For the year
                                                                                                 March 31,       ended
                                                                                                   2017      September 30,
                                                                                                (unaudited)      2016
                                                                                                -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).................................................................. $   (70,419)  $   (52,275)
 Net realized gain (loss) on investments and foreign currencies................................   1,320,852    (1,746,666)
 Net unrealized gain (loss) on investments and foreign currencies..............................   1,112,195     5,418,486
                                                                                                -----------   -----------
Net increase (decrease) in net assets resulting from operations................................   2,362,628     3,619,545
                                                                                                -----------   -----------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................    (133,702)           --
 Net investment income (Class C)...............................................................      (1,525)           --
 Net investment income (Class I)...............................................................          --            --
 Net investment income (Class W)...............................................................          --            --
 Net realized gain on securities (Class A).....................................................          --    (1,096,454)
 Net realized gain on securities (Class C).....................................................          --      (263,731)
 Net realized gain on securities (Class I).....................................................          --            --
 Net realized gain on securities (Class W).....................................................          --            --
                                                                                                -----------   -----------
Total distributions to shareholders............................................................    (135,227)   (1,360,185)
                                                                                                -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......  (9,461,679)   (5,162,562)
                                                                                                -----------   -----------
Total increase (decrease) in net assets........................................................  (7,234,278)   (2,903,202)

NET ASSETS:
Beginning of period............................................................................ $36,680,673   $39,583,875
                                                                                                -----------   -----------
End of period+................................................................................. $29,446,395   $36,680,673
                                                                                                ===========   ===========
+ Includes accumulated undistributed net investment income (loss).............................. $  (280,341)  $   (74,695)
                                                                                                ===========   ===========

++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                          AIG INTERNATIONAL DIVIDEND STRATEGY FUND#
                                                          -----------------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net                Net
                     Asset      Net        (both               Dividends  butions         Asset             Assets
                     Value   investment  realized   Total from  from net   from    Total  Value             end of
                   beginning   income       and     investment investment capital distri- end of   Total    period
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  --------
                                                                           Class A
-
09/30/12            $10.28     $ 0.23     $ 0.66      $ 0.89     $(0.26)    $--   $(0.26) $10.91    8.77%   $ 51,309
09/30/13             10.91       0.47       0.50        0.97      (0.47)     --    (0.47)  11.41    9.24      96,020
09/30/14             11.41       0.40      (0.14)       0.26      (0.34)     --    (0.34)  11.33    2.20     162,284
09/30/15             11.33       0.23      (3.29)      (3.06)     (0.22)     --    (0.22)   8.05  (27.24)     71,969
09/30/16              8.05       0.21       0.54        0.75      (0.17)     --    (0.17)   8.63    9.49(6)   68,775
03/31/17(7)           8.63       0.03       0.50        0.53      (0.07)     --    (0.07)   9.09    6.21      66,395
                                                                           Class C
-
09/30/12              9.42       0.14       0.61        0.75      (0.14)     --    (0.14)  10.03    7.98      12,571
09/30/13             10.03       0.36       0.47        0.83      (0.41)     --    (0.41)  10.45    8.56      24,776
09/30/14             10.45       0.30      (0.13)       0.17      (0.27)     --    (0.27)  10.35    1.56      46,349
09/30/15             10.35       0.16      (3.01)      (2.85)     (0.16)     --    (0.16)   7.34  (27.70)     22,445
09/30/16              7.34       0.14       0.49        0.63      (0.12)     --    (0.12)   7.85    8.73(6)   15,182
03/31/17(7)           7.85      (0.00)      0.46        0.46      (0.06)     --    (0.06)   8.25    5.93      13,839
                                                                           Class I
-
09/30/12             10.36       0.24       0.66        0.90      (0.27)     --    (0.27)  10.99    8.84       1,289
09/30/13             10.99       0.44       0.56        1.00      (0.48)     --    (0.48)  11.51    9.41       1,184
09/30/14             11.51       0.32      (0.02)       0.30      (0.36)     --    (0.36)  11.45    2.45         426
09/30/15             11.45       0.26      (3.34)      (3.08)     (0.23)     --    (0.23)   8.14  (27.13)        283
09/30/16              8.14       0.22       0.55        0.77      (0.18)     --    (0.18)   8.73    9.60(6)      260
03/31/17(7)           8.73       0.03       0.51        0.54      (0.07)     --    (0.07)   9.20    6.28         247
                                                                           Class W
-
01/29/15*-09/30/15    9.80       0.27      (1.84)      (1.57)     (0.19)     --    (0.19)   8.04  (16.23)     10,644
09/30/16              8.04       0.21       0.57        0.78      (0.19)     --    (0.19)   8.63    9.83(6)    5,500
03/31/17(7)           8.63       0.04       0.49        0.53      (0.07)     --    (0.07)   9.09    6.26       5,894



                  Ratio
                 of net
 Ratio of      investment
 expenses     income (loss)
to average     to average      Portfolio
net assets     net assets      Turnover
----------    -------------    ---------


   1.90(3)%        2.07(3)%       248%
   1.90(3)         4.42(3)         32
   1.90(3)         3.47(3)         80
   1.88(3)         2.31(3)        160
   1.90(3)(5)      2.61(3)         80
   1.90(3)(4)      0.60(3)(4)       6


   2.55(3)         1.38(3)        248%
   2.55(3)         3.70(3)         32
   2.55(3)         2.85(3)         80
   2.55(3)         1.69(3)        160
   2.55(3)(5)      1.78(3)         80
   2.55(3)(4)     (0.07)(3)(4)      6


   1.80(3)         2.14(3)        248%
   1.80(3)         3.98(3)         32
   1.77(3)         2.66(3)         80
   1.71            2.61           160
   1.80(3)(5)      2.66(3)         80
   1.80(3)(4)      0.69(3)(4)       6


   1.70(3)(4)      3.98(3)(4)     160%
   1.70(3)(5)      2.50(3)         80
   1.70(3)(4)      0.83(3)(4)       6

--------
*  Commencement of Operations.
#  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                             09/30/12 09/30/13 09/30/14 09/30/15 09/30/16 03/31/17(4)(7)
                                             -------- -------- -------- -------- -------- --------------
AIG International Dividend Strategy Class A.   0.25%    0.16%   (0.09)%  (0.01)%   0.03%       0.06%
AIG International Dividend Strategy Class C.   0.33     0.20    (0.05)   (0.02)    0.08        0.14
AIG International Dividend Strategy Class I.   0.17     0.09    (0.09)      --     1.95        2.10
AIG International Dividend Strategy Class W.     --       --       --     0.20     0.15        0.26

(4)Annualized
(5)Excludes a one time reimbursement the Fund received for custody expenses paid in the prior years. If the reimbursement had been applied, the ratio of expenses to the average net assets would have been 1.68%, 2.35%, 1.59% and 1.51% for Class A, Class C, Class I and Class W, respectively.
(6)The Fund's performance figure was increased by 0.25%, 0.28%, 0.25%, 0.25% for Class A, Class C, Class I and Class W, respectively, for a reimbursement of custody expenses from prior years.
(7)Unaudited

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                 AIG JAPAN FUND#
                                                                 ---------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- -------------
                                                                     Class A
-
09/30/12       $7.73     $ 0.04     $ 0.02      $ 0.06     $(0.01)  $(1.37) $(1.38) $6.41     1.38%  $20,714     1.90%
09/30/13        6.41      (0.01)      1.86        1.85      (0.16)      --   (0.16)  8.10    29.54    25,053     1.90
09/30/14        8.10      (0.01)      0.37        0.36      (0.15)   (0.58)  (0.73)  7.73     4.81    35,178     1.90
09/30/15        7.73      (0.03)     (0.36)      (0.39)     (0.05)   (0.58)  (0.63)  6.71    (4.91)   32,241     1.90
09/30/16        6.71       0.00       0.75        0.75         --    (0.22)  (0.22)  7.24    11.26    30,895     1.90
03/31/17(5)     7.24      (0.01)      0.62        0.61      (0.04)      --   (0.04)  7.81     8.44    24,422     1.90(4)
                                                                     Class C
-
09/30/12        7.54      (0.02)      0.05        0.03         --    (1.37)  (1.37)  6.20     0.85       438     2.55
09/30/13        6.20      (0.03)      1.77        1.74      (0.10)      --   (0.10)  7.84    28.58     2,222     2.55
09/30/14        7.84      (0.05)      0.34        0.29      (0.12)   (0.58)  (0.70)  7.43     4.07     4,542     2.55
09/30/15        7.43      (0.07)     (0.35)      (0.42)     (0.01)   (0.58)  (0.59)  6.42    (5.52)    7,343     2.55
09/30/16        6.42      (0.05)      0.72        0.67         --    (0.22)  (0.22)  6.87    10.50     5,785     2.55
03/31/17(5)     6.87      (0.04)      0.60        0.56      (0.00)      --   (0.00)  7.43     8.18     5,024     2.55(4)



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


     0.52%       192%
    (0.12)       162
    (0.19)       111
    (0.46)       144
     0.01        151
    (0.35)(4)     71


    (0.23)       192%
    (0.43)       162
    (0.65)       111
    (0.95)       144
    (0.78)       151
    (0.99)(4)     71

--------
#  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/12 09/30/13 09/30/14 09/30/15 09/30/16 03/31/17(4)(5)
                                         -------- -------- -------- -------- -------- --------------
AIG Japan Class A.......................   0.59%    0.55%    0.29%    0.24%    0.41%       0.40%
AIG Japan Class C.......................   2.80     1.57     0.84     0.50     0.56        0.65

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        AIG International Dividend Strategy Fund#
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited)

Industry Allocation*

              Food-Retail..................................  9.6%
              Medical-Drugs................................  5.9
              Cellular Telecom.............................  5.7
              Human Resources..............................  4.8
              Television...................................  4.1
              Airlines.....................................  4.1
              Building-Heavy Construction..................  4.1
              Electric-Integrated..........................  3.1
              Internet Content-Information/News............  2.5
              Oil Refining & Marketing.....................  2.4
              Aerospace/Defense............................  2.3
              Electronic Components-Misc...................  2.3
              Building & Construction Products-Misc........  2.2
              Metal Processors & Fabrication...............  2.2
              Chemicals-Diversified........................  2.2
              Building-Residential/Commercial..............  2.1
              Rubber-Tires.................................  2.1
              Transport-Services...........................  2.1
              Office Automation & Equipment................  2.0
              Semiconductor Components-Integrated Circuits.  2.0
              Circuit Boards...............................  2.0
              Cosmetics & Toiletries.......................  2.0
              Power Converter/Supply Equipment.............  2.0
              Real Estate Operations & Development.........  2.0
              Computers....................................  1.9
              Retail-Major Department Stores...............  1.9
              Metal-Diversified............................  1.9
              Telephone-Integrated.........................  1.9
              Insurance-Multi-line.........................  1.9
              Multimedia...................................  1.8
              Networking Products..........................  1.8
              Auto-Cars/Light Trucks.......................  1.8
              Diversified Financial Services...............  1.7
              Electronic Components-Semiconductors.........  1.7
              Retail-Apparel/Shoe..........................  1.6
              Food-Meat Products...........................  1.6
              Tobacco......................................  1.6
              Repurchase Agreements........................  0.9
                                                            ----
                                                            99.8%
                                                            ====

Country Allocation*

                             United Kingdom. 15.9%
                             France......... 15.8
                             Japan.......... 12.0
                             Germany........  8.2
                             Taiwan.........  8.2
                             Switzerland....  4.3
                             Spain..........  3.9
                             Sweden.........  3.7
                             China..........  3.7
                             Australia......  3.7
                             Brazil.........  3.5
                             Turkey.........  2.4
                             Netherlands....  2.4
                             Thailand.......  2.1
                             Cayman Islands.  2.0
                             Hong Kong......  1.9
                             Russia.........  1.9
                             South Africa...  1.9
                             South Korea....  1.4
                             United States..  0.9
                                             ----
                                             99.8%
                                             ====

--------
*Calculated as a percentage of net assets
#See Note 1

        AIG International Dividend Strategy Fund#
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (unaudited)



                                                            Value
                  Security Description           Shares    (Note 2)
          COMMON STOCKS -- 98.9%
          Australia -- 3.7%
            Telstra Corp., Ltd.................   414,375 $ 1,475,274
            Wesfarmers, Ltd....................    48,834   1,681,524
                                                          -----------
                                                            3,156,798
                                                          -----------
          Bermuda -- 0.0%
            Peace Mark Holdings, Ltd.+(1)(2)...   800,000           0
                                                          -----------
          Brazil -- 3.5%
            BB Seguridade Participacoes SA.....   169,974   1,585,396
            JBS SA.............................   432,961   1,412,040
                                                          -----------
                                                            2,997,436
                                                          -----------
          Cayman Islands -- 2.0%
            Zhen Ding Technology Holding, Ltd..   740,000   1,738,881
                                                          -----------
          China -- 3.7%
            China Galaxy Securities Co., Ltd... 1,652,000   1,524,138
            China Vanke Co., Ltd.+.............   628,200   1,697,510
                                                          -----------
                                                            3,221,648
                                                          -----------
          France -- 15.8%
            Carrefour SA.......................    62,350   1,469,981
            Casino Guichard Perrachon SA.......    33,404   1,868,363
            Cie de Saint-Gobain................    37,423   1,921,686
            Engie SA+..........................   105,528   1,495,026
            Orange SA..........................   106,410   1,653,392
            Sanofi.............................    21,361   1,928,313
            Schneider Electric SE..............    23,223   1,700,259
            Vivendi SA.........................    81,317   1,581,000
                                                          -----------
                                                           13,618,020
                                                          -----------
          Germany -- 8.2%
            Deutsche Post AG...................    51,949   1,779,233
            K+S AG.............................    81,544   1,895,537
            METRO AG...........................    54,192   1,733,204
            ProSiebenSat.1 Media SE............    37,951   1,680,376
                                                          -----------
                                                            7,088,350
                                                          -----------
          Hong Kong -- 1.9%
            Lenovo Group, Ltd.................. 2,528,000   1,665,491
                                                          -----------
          Japan -- 12.0%
            Bridgestone Corp...................    44,600   1,803,950
            Canon, Inc.........................    56,800   1,770,887
            Fuji Heavy Industries, Ltd.........    42,300   1,551,342
            Japan Airlines Co., Ltd............    53,600   1,697,598
            Japan Tobacco, Inc.................    41,400   1,345,416
            Mixi, Inc..........................    45,100   2,171,347
                                                          -----------
                                                           10,340,540
                                                          -----------
          Netherlands -- 2.4%
            Randstad Holding NV................    35,523   2,050,170
                                                          -----------
          Russia -- 1.9%
            MMC Norilsk Nickel PJSC ADR........   105,585   1,659,796
                                                          -----------
          South Africa -- 1.9%
            MTN Group, Ltd.....................   176,926   1,608,868
                                                          -----------
          South Korea -- 1.4%
            Korea Electric Power Corp.+........    30,142   1,251,986
                                                          -----------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   Spain -- 3.9%
     ACS Actividades de Construccion y
      Servicios SA.....................................   54,383  $ 1,850,413
     Distribuidora Internacional de Alimentacion SA....  258,364    1,494,151
                                                                  -----------
                                                                    3,344,564
                                                                  -----------
   Sweden -- 3.7%
     Skanska AB, Class B...............................   70,610    1,662,682
     Telefonaktiebolaget LM Ericsson, Class B..........  236,081    1,575,515
                                                                  -----------
                                                                    3,238,197
                                                                  -----------
   Switzerland -- 4.3%
     Adecco Group AG...................................   29,065    2,064,568
     Roche Holding AG..................................    6,488    1,656,897
                                                                  -----------
                                                                    3,721,465
                                                                  -----------
   Taiwan -- 8.2%
     Catcher Technology Co., Ltd.......................  193,000    1,908,215
     Foxconn Technology Co., Ltd.......................    6,013       18,331
     Hon Hai Precision Industry Co., Ltd...............  644,000    1,931,416
     MediaTek, Inc.....................................  208,500    1,477,383
     Novatek Microelectronics Corp.+...................  452,000    1,750,350
                                                                  -----------
                                                                    7,085,695
                                                                  -----------
   Thailand -- 2.1%
     Advanced Info Service PCL.........................  350,000    1,828,301
                                                                  -----------
   Turkey -- 2.4%
     Tupras Turkiye Petrol Rafinerileri AS.............   83,186    2,064,515
                                                                  -----------
   United Kingdom -- 15.9%
     AstraZeneca PLC...................................   24,482    1,506,836
     BAE Systems PLC...................................  241,321    1,942,606
     easyJet PLC+......................................  142,647    1,833,693
     ITV PLC...........................................  677,945    1,859,331
     Marks & Spencer Group PLC.........................  394,676    1,666,431
     Next PLC..........................................   26,251    1,420,843
     Persimmon PLC.....................................   68,865    1,806,724
     Unilever PLC......................................   34,855    1,720,374
                                                                  -----------
                                                                   13,756,838
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $80,824,106)...............................            85,437,559
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.9%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 03/31/2017, to
      be repurchased 04/03/2017 in the amount
      $772,006 collateralized by $815,000 of United
      States Treasury Bonds, bearing interest at
      2.88% due 08/15/2045 and having an
      approximate value of $792,002
      (cost $772,000).................................. $772,000      772,000
                                                                  -----------
   TOTAL INVESTMENTS --
      (cost $81,596,106)(3)............................     99.8%  86,209,559
   Other assets less liabilities.......................      0.2      165,955
                                                        --------  -----------
   NET ASSETS --                                           100.0% $86,375,514
                                                        ========  ===========

--------
#    See Note 1
+    Non-income producing security

        AIG International Dividend Strategy Fund#
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (unaudited) (continued)


(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2) Illiquid security. At March 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)  See Note 5 for cost of investments on a tax basis.
ADR --American Depositary Receipt

The following is a summary of the inputs used to value the Funds's net assets as of March 31, 2017 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                           --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Bermuda..................      $        --          $     --               $ 0           $         0
  Other Countries..........       85,437,559                --                --            85,437,559
Repurchase Agreements......               --           772,000                --               772,000
                                 -----------          --------               ---           -----------
Total Investments at Value.      $85,437,559          $772,000               $ 0           $86,209,559
                                 ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Japan Fund#
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited)

Industry Allocation*

                 Rubber-Tires...........................  6.2%
                 Auto/Truck Parts & Equipment-Original..  5.7
                 Chemicals-Specialty....................  5.4
                 Electronic Components-Misc.............  5.3
                 Television.............................  4.8
                 Telephone-Integrated...................  4.2
                 Computers-Integrated Systems...........  4.0
                 Building-Residential/Commercial........  3.9
                 Diversified Banking Institutions.......  3.7
                 Auto-Heavy Duty Trucks.................  3.5
                 Chemicals-Diversified..................  3.0
                 Food-Confectionery.....................  2.9
                 Insurance-Property/Casualty............  2.8
                 Cosmetics & Toiletries.................  2.5
                 E-Commerce/Products....................  2.5
                 Retail-Drug Store......................  2.3
                 Steel-Producers........................  2.3
                 Engineering/R&D Services...............  2.2
                 Auto-Cars/Light Trucks.................  2.0
                 Photo Equipment & Supplies.............  2.0
                 Computer Services......................  2.0
                 Electronic Connectors..................  1.9
                 Building-Maintenance & Services........  1.9
                 Transport-Marine.......................  1.9
                 Audio/Video Products...................  1.8
                 Oil Companies-Exploration & Production.  1.6
                 E-Commerce/Services....................  1.5
                 Import/Export..........................  1.5
                 Airlines...............................  1.5
                 Web Portals/ISP........................  1.5
                 Entertainment Software.................  1.4
                 Travel Services........................  1.3
                 Medical-Drugs..........................  1.2
                 Repurchase Agreements..................  1.1
                 Medical Instruments....................  1.1
                 Aerospace/Defense-Equipment............  1.0
                 Finance-Credit Card....................  1.0
                 Consulting Services....................  0.6
                 Internet Content-Information/News......  0.5
                 Collectibles...........................  0.2
                                                         ----
                                                         97.7%
                                                         ====

Country Allocation*

                              Japan......... 96.6%
                              United States.  1.1
                                             ----
                                             97.7%
                                             ====

--------
*Calculated as a percentage of net assets

        AIG Japan Fund#
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (unaudited)



                                                                Value
                   Security Description               Shares   (Note 2)
       COMMON STOCKS -- 96.6%
       Aerospace/Defense-Equipment -- 1.0%
         IHI Corp....................................  93,262 $  294,035
                                                              ----------
       Airlines -- 1.5%
         Japan Airlines Co., Ltd.....................  13,924    440,995
                                                              ----------
       Audio/Video Products -- 1.8%
         Panasonic Corp..............................  45,764    517,121
                                                              ----------
       Auto-Cars/Light Trucks -- 2.0%
         Mazda Motor Corp............................  20,300    292,292
         Suzuki Motor Corp...........................   7,464    309,877
                                                              ----------
                                                                 602,169
                                                              ----------
       Auto-Heavy Duty Trucks -- 3.5%
         Hino Motors, Ltd............................  85,702  1,036,923
                                                              ----------
       Auto/Truck Parts & Equipment-Original -- 5.7%
         NGK Insulators, Ltd.........................  40,399    914,448
         NGK Spark Plug Co., Ltd.....................  21,495    491,182
         Toyota Industries Corp......................   5,692    282,734
                                                              ----------
                                                               1,688,364
                                                              ----------
       Building-Maintenance & Services -- 1.9%
         Kyoritsu Maintenance Co., Ltd.+.............  18,906    562,951
                                                              ----------
       Building-Residential/Commercial -- 3.9%
         Daiwa House Industry Co., Ltd...............  20,076    576,331
         Sekisui House, Ltd..........................  34,000    559,184
                                                              ----------
                                                               1,135,515
                                                              ----------
       Chemicals-Diversified -- 3.0%
         DIC Corp....................................   9,085    335,393
         Sumitomo Chemical Co., Ltd..................  98,064    547,883
                                                              ----------
                                                                 883,276
                                                              ----------
       Chemicals-Specialty -- 5.4%
         Daicel Corp.................................  55,110    663,815
         Teijin, Ltd.................................  12,300    231,903
         Toray Industries, Inc.......................  79,000    700,377
                                                              ----------
                                                               1,596,095
                                                              ----------
       Collectibles -- 0.2%
         Sanrio Co., Ltd.............................   2,374     43,608
                                                              ----------
       Computer Services -- 2.0%
         SCSK Corp.+.................................  14,727    584,688
                                                              ----------
       Computers-Integrated Systems -- 4.0%
         Fujitsu, Ltd................................ 157,188    961,370
         Otsuka Corp.................................   3,740    202,907
                                                              ----------
                                                               1,164,277
                                                              ----------
       Consulting Services -- 0.6%
         FreakOut Holdings, Inc.+....................   5,489    162,456
                                                              ----------
       Cosmetics & Toiletries -- 2.5%
         Kose Corp.+.................................   8,075    730,398
                                                              ----------
       Diversified Banking Institutions -- 3.7%
         Mitsubishi UFJ Financial Group, Inc......... 174,871  1,099,050
                                                              ----------
       E-Commerce/Products -- 2.5%
         Rakuten, Inc................................  72,700    728,110
                                                              ----------


                                                               Value
                   Security Description              Shares   (Note 2)
        E-Commerce/Services -- 1.5%
          Dip Corp..................................  20,800 $  453,815
                                                             ----------
        Electronic Components-Misc. -- 5.3%
          Alps Electric Co., Ltd....................  22,508    637,858
          Hitachi Maxell, Ltd.......................  14,405    262,792
          Minebea Mitsumi, Inc......................  50,496    673,552
                                                             ----------
                                                              1,574,202
                                                             ----------
        Electronic Connectors -- 1.9%
          Japan Aviation Electronics Industry, Ltd..  44,035    565,221
                                                             ----------
        Engineering/R&D Services -- 2.2%
          JGC Corp..................................  16,092    279,691
          Kyudenko Corp.............................  13,600    370,754
                                                             ----------
                                                                650,445
                                                             ----------
        Entertainment Software -- 1.4%
          Capcom Co., Ltd...........................   2,400     46,801
          Square Enix Holdings Co., Ltd.............  12,691    359,083
                                                             ----------
                                                                405,884
                                                             ----------
        Finance-Credit Card -- 1.0%
          AEON Financial Service Co., Ltd...........  15,400    290,073
                                                             ----------
        Food-Confectionery -- 2.9%
          Ezaki Glico Co., Ltd.+....................  17,877    867,114
                                                             ----------
        Import/Export -- 1.5%
          ITOCHU Corp...............................  31,625    448,823
                                                             ----------
        Insurance-Property/Casualty -- 2.8%
          Tokio Marine Holdings, Inc................  19,847    837,164
                                                             ----------
        Internet Content-Information/News -- 0.5%
          Next Co., Ltd.............................  23,200    157,334
                                                             ----------
        Medical Instruments -- 1.1%
          Nihon Kohden Corp.........................  13,800    308,526
                                                             ----------
        Medical-Drugs -- 1.2%
          Ono Pharmaceutical Co., Ltd...............  16,800    347,755
                                                             ----------
        Miscellaneous Manufacturing -- 0.0%
          Peace Mark Holdings, Ltd.+(1)(2)..........   8,000          0
                                                             ----------
        Oil Companies-Exploration & Production -- 1.6%
          Inpex Corp................................  48,832    480,074
                                                             ----------
        Photo Equipment & Supplies -- 2.0%
          FUJIFILM Holdings Corp....................  15,017    586,490
                                                             ----------
        Retail-Drug Store -- 2.3%
          Matsumotokiyoshi Holdings Co., Ltd........  14,470    686,262
                                                             ----------
        Rubber-Tires -- 6.2%
          Toyo Tire & Rubber Co., Ltd............... 101,490  1,823,228
                                                             ----------
        Steel-Producers -- 2.3%
          JFE Holdings, Inc.........................  39,747    681,372
                                                             ----------
        Telephone-Integrated -- 4.2%
          Nippon Telegraph & Telephone Corp.........  29,003  1,237,962
                                                             ----------
        Television -- 4.8%
          Nippon Television Holdings, Inc...........  81,961  1,411,293
                                                             ----------

        AIG Japan Fund#
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (unaudited) (continued)


                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   COMMON STOCKS (continued)
   Transport-Marine -- 1.9%
     Nippon Yusen KK...................................  264,222  $   557,731
                                                                  -----------
   Travel Services -- 1.3%
     HIS Co., Ltd......................................   15,776      368,433
                                                                  -----------
   Web Portals/ISP -- 1.5%
     Yahoo Japan Corp..................................   95,300      439,991
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $25,963,371)...............................            28,449,223
                                                                  -----------
   REPURCHASE AGREEMENTS -- 1.1%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 03/31/2017, to
      be repurchased 04/03/2017 in the amount of
      $312,002 collateralized by $315,000 of United
      States Treasury Bonds, bearing interest at
      3.13% due 08/15/2044 and having an
      approximate value of $321,808
      (cost $312,000).................................. $312,000      312,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $26,275,371)(3)............................     97.7%  28,761,223
   Other assets less liabilities.......................      2.3      685,172
                                                        --------  -----------
   NET ASSETS                                              100.0% $29,446,395
                                                        ========  ===========

--------
#  See Note 1
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)Illiquid security. At March 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                               --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Miscellaneous Manufacturing.      $        --          $     --               $ 0           $         0
  Other Industries............       28,449,223                --                --            28,449,223
Repurchase Agreements.........               --           312,000                --               312,000
                                    -----------          --------               ---           -----------
Total Investments at Value....      $28,449,223          $312,000               $ 0           $28,761,223
                                    ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 18, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG International Dividend Strategy Fund ("International Dividend Strategy Fund"), or AIG Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica International Dividend Strategy Fund and SunAmerica Japan Fund to the AIG International Dividend Strategy Fund and AIG Japan Fund, respectively, effective February 28, 2017. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   International Dividend Strategy Fund seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

   Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I shares are closed to new purchases, but existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class I and Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class I and Class W shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)

   service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The Summary of the Funds' assets and liabilities classified in the fair value hierarchy as of March 31, 2017, is reported on a schedule following the portfolio of investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)

   day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)

   cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 -- 2015 or expected to be taken in each Fund's 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                      Management
                                         Fees
                                      ----------
International Dividend Strategy Fund.    1.00%
Japan Fund...........................    1.15

   For the six months ended March 31, 2017, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The Japan Fund is subadvised by Wellington Management Company LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

                                                Fund Percentage
                                                ---------------
International Dividend Strategy Fund Class A...      1.90%
International Dividend Strategy Fund Class C...      2.55
International Dividend Strategy Fund Class I ..      1.80
International Dividend Strategy Fund Class W...      1.70
Japan Fund Class A.............................      1.90
Japan Fund Class C.............................      2.55

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)


   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended March 31, 2017, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

                                                           Other Expense
                                                            Reimbursed
                                                           -------------
Japan Fund................................................    $8,489

                                                           Amount
                                                           -------
International Dividend Strategy Fund Class A.............. $19,869
International Dividend Strategy Fund Class C..............   9,762
International Dividend Strategy Fund Class I..............   2,575
International Dividend Strategy Fund Class W..............   6,783
Japan Fund Class A........................................  43,666
Japan Fund Class C........................................  15,280

   For the six months ended March 31, 2017, SunAmerica did not recoup any prior waivers and/or reimbursements from the Funds.

   At March 31, 2017, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expires during the time periods indicated are as follows:

                                                                        Other Expenses Reimbursed
                                                           ----------------------------------------------------
                                                           September 30, 2017 September 30, 2018 March 31, 2019
                                                           ------------------ ------------------ --------------
Japan Fund................................................       $9,052            $61,057           $8,489

                                                                    Class Specific Expenses Reimbursed
                                                           ----------------------------------------------------
                                                           September 30, 2017 September 30, 2018 March 31, 2019
                                                           ------------------ ------------------ --------------
International Dividend Strategy Fund Class A..............      $    --            $18,416          $19,869
International Dividend Strategy Fund Class C..............        3,101             23,062            9,762
International Dividend Strategy Fund Class I..............           --              5,164            2,575
International Dividend Strategy Fund Class W..............        2,943             21,714            6,783
Japan Fund Class A........................................       34,935             80,068           43,666
Japan Fund Class C........................................       12,145             29,711           15,280

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2017, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)


   In addition, ACS is paid a fee of 0.25% and 0.15% of average daily net assets of Class I and Class W shares, respectively, in connection with providing administrative and shareholder services to Class I and Class W shareholders. For the six months ended March 31, 2017, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2017, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                                 Class A                          Class C
                                                           --------------------------------------------------- -------------
                                                                                                  Contingent    Contingent
                                                            Sales    Affiliated   Non-affiliated   Deferred      Deferred
                                                           Charges Broker-dealers Broker-dealers Sales Charges Sales Charges
                                                           ------- -------------- -------------- ------------- -------------
International Dividend Strategy Fund...................... $25,023     $6,672        $14,334          $--         $  347
Japan Fund................................................   6,965        590          5,252           --          1,067

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company ("State Street"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of average daily net assets. For the six months ended March 31, 2017, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                                       Expense                Payable at March 31, 2017
                                                           ------------------------------- -------------------------------
                                                           Class A Class C Class I Class W Class A Class C Class I Class W
                                                           ------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund...................... $72,018 $15,409  $270   $5,842  $12,259 $2,576    $46   $1,077
Japan Fund................................................  27,907   5,678    --       --    4,667    945     --       --

   At March 31, 2017, the following affiliates owned a percentage of the outstanding shares of the following funds: AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 15% and 11%, respectively, of the International Dividend Strategy Fund and AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 44% and 10%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2017 were as follows:

                                                             International
                                                           Dividend Strategy
                                                                 Fund        Japan Fund
                                                           ----------------- -----------
Purchases (excluding U.S. government securities)..........    $ 5,423,051    $21,414,164
Sales (excluding U.S. government securities)..............     14,789,317     31,967,727
Purchase of U.S. government securities....................             --             --
Sales and maturities of U.S. government securities........             --             --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies and derivative transactions.

                                                                        For the year ended September 30, 2016
                                                           ----------------------------------------------------------------
                                                                   Distributable Earnings             Tax Distributions
                                                           --------------------------------------- ------------------------
                                                                      Long-term      Unrealized
                                                           Ordinary Gains/Capital   Appreciation    Ordinary    Long-Term
                                                            Income  Loss Carryover (Depreciation)*   Income   Capital Gains
                                                           -------- -------------- --------------- ---------- -------------
International Dividend Strategy Fund...................... $243,048  $(89,270,962)    $643,050     $1,806,126   $     --
Japan Fund................................................  100,741    (1,687,151)     655,158        727,465    632,720

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   As of March 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                           Capital Loss Carryforward+       Unlimited+
                                                           -------------------------- -----------------------
                                                              2017          2018          ST          LT
                                                            -----------  -----------  ----------- -----------
International Dividend Strategy Fund*..................... $16,578,456   $19,381,525  $33,402,080 $19,908,901
Japan Fund................................................          --            --      614,476   1,072,675

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of March 31, 2017, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2017:

                                            International
                                              Dividend
                                            Strategy Fund  Japan Fund
                                            ------------- -----------
Cost (tax basis)...........................  $81,691,990  $26,993,000
                                             ===========  ===========
Appreciation...............................    8,074,166    2,706,491
Depreciation...............................   (3,556,597)    (938,268)
                                             -----------  -----------
Net unrealized appreciation (depreciation).  $ 4,517,569  $ 1,768,223
                                             ===========  ===========

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                    International Dividend Strategy Fund
                     --------------------------------------------------------------------------------------------------
                                          Class A                                           Class C
                     -------------------------------------------------  -----------------------------------------------
                             For the                                           For the
                         six months ended              For the             six months ended             For the
                          March 31, 2017             year ended             March 31, 2017            year ended
                           (unaudited)           September 30, 2016          (unaudited)          September 30, 2016
                     -----------------------  ------------------------  ---------------------  ------------------------
                       Shares       Amount      Shares       Amount      Shares      Amount      Shares       Amount
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold.........    253,668  $ 2,186,783   1,699,575  $ 13,897,531    65,113  $   506,985     250,950  $  1,868,884
Reinvested dividends     61,650      522,796     164,428     1,335,978    11,323       87,300      26,215       194,988
Shares redeemed.....   (980,789)  (8,408,607) (2,838,285)  (23,060,441) (332,052)  (2,581,313) (1,403,335)  (10,378,770)
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Net increase
 (decrease).........   (665,471) $(5,699,028)   (974,282) $ (7,826,932) (255,616) $(1,987,028) (1,126,170) $ (8,314,898)
                     ==========  ===========  ==========  ============  ========  ===========  ==========  ============

                                                    International Dividend Strategy Fund
                     --------------------------------------------------------------------------------------------------
                                          Class I                                           Class W
                     -------------------------------------------------  -----------------------------------------------
                             For the                                           For the
                         six months ended              For the             six months ended             For the
                          March 31, 2017             year ended             March 31, 2017            year ended
                           (unaudited)           September 30, 2016          (unaudited)          September 30, 2016
                     -----------------------  ------------------------  ---------------------  ------------------------
                       Shares       Amount      Shares       Amount      Shares      Amount      Shares       Amount
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold.........         --  $        --          --  $         --   171,653  $ 1,490,059     125,838  $  1,026,277
Reinvested dividends        241        2,069         656         5,394     2,158       18,304       6,288        50,905
Shares redeemed.....     (3,182)     (27,440)     (5,604)      (44,621) (163,017)  (1,394,966)   (817,838)   (6,680,844)
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Net increase
 (decrease).........     (2,941) $   (25,371)     (4,948) $    (39,227)   10,794  $   113,397    (685,712) $ (5,603,662)
                     ==========  ===========  ==========  ============  ========  ===========  ==========  ============

                                                                 Japan Fund
                     --------------------------------------------------------------------------------------------------
                                          Class A                                           Class C
                     -------------------------------------------------  -----------------------------------------------
                             For the                                           For the
                         six months ended              For the             six months ended             For the
                          March 31, 2017             year ended             March 31, 2017            year ended
                           (unaudited)           September 30, 2016          (unaudited)          September 30, 2016
                     -----------------------  ------------------------  ---------------------  ------------------------
                       Shares       Amount      Shares       Amount      Shares      Amount      Shares       Amount
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold.........     69,280  $   527,730     916,013  $  6,349,699    22,375  $   164,014     353,794  $  2,316,573
Reinvested dividends     15,982      118,111     123,097       864,144       181        1,271      31,106       208,408
Shares redeemed..... (1,226,136)  (8,963,371) (1,576,662)  (10,562,614) (187,967)  (1,309,434)   (686,597)   (4,338,772)
                     ----------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Net increase
 (decrease)......... (1,140,874) $(8,317,530)   (537,552) $ (3,348,771) (165,411) $(1,144,149)   (301,697) $ (1,813,791)
                     ==========  ===========  ==========  ============  ========  ===========  ==========  ============

Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (unaudited)
        (continued)

   commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2017, the following Funds had borrowings:

                                                              Days     Interest Average Debt Weighted Average
                                                           Outstanding Charges    Utilized       Interest
                                                           ----------- -------- ------------ ----------------
International Dividend Strategy Fund......................     39        $911    $  446,836        1.95%
Japan Fund................................................      6         387     1,308,468        1.79

   At March 31, 2017, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended March 31, 2017, the Funds did not participate in this program.

Note 9. Investment Concentration

   The Funds invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

        SunAmerica Equity Funds
        SUPPLEMENTS TO THE PROSPECTUS

            THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT

                            SUNAMERICA EQUITY FUNDS
                   AIG International Dividend Strategy Fund
                                AIG Japan Fund

                (each, a "Fund," and collectively, the "Funds")

    Supplement dated April 7, 2017 to the Funds' Prospectus ("Prospectus") and Statement of Additional Information ("SAI"), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

The first paragraph under the subsection entitled "Fees and Expenses of the Fund" in each Fund's "Fund Highlights" section of the Prospectus is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

The following paragraph is added after the first paragraph under the section of the Prospectus entitled "Shareholder Account Information -- Sales Charge Reductions and Waivers":

The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares through a financial intermediary or directly through a Fund. Financial intermediaries may have different policies and procedures regarding the availability of frontend sales charge waivers and reductions or CDSC waivers, as referenced below. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase Fund shares through another financial intermediary or directly through a Fund to receive these waivers or reductions. If Merrill Lynch is your financial intermediary, please see the section entitled "Financial Intermediary-Specific Sales Charge Waiver Policies" on page A-1of this Prospectus for additional information about sales charge waivers and reductions that may be available to you.

The last paragraph under the section of the Prospectus entitled "Shareholder Account Information - Sales Charge Reductions and Waivers" is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

The following section is added after the section entitled "Financial Highlights" in the Prospectus:

         FINANCIAL INTERMEDIARY-SPECIFIC SALES CHARGE WAIVER POLICIES

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (frontend sales charge waivers and CDSC waivers) and reductions, which may differ from those disclosed elsewhere in this Prospectus or SAI.

FRONT-END SALES CHARGE WAIVERS FOR CLASS A SHARES AVAILABLE AT MERRILL LYNCH

.. Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
..  Shares purchased by or through a 529 Plan
..  Shares purchased through a Merrill Lynch affiliated investment advisory program
..  Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch's platform
..  Shares of funds purchased through the Merrill Edge Self-Directed platform
   (if applicable)
.. Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within AIG Funds)
.. Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10year anniversary of the purchase date

        SunAmerica Equity Funds
        SUPPLEMENTS TO THE PROSPECTUS -- (continued)

..  Employees and registered representatives of Merrill Lynch or its affiliates and their family members
..  Trustees of the Trust , and employees of the Adviser or any of its affiliates, as described in this Prospectus
..  Shares purchased from the proceeds of redemptions within AIG Funds, provided
   (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a frontend or deferred sales charge (known as rights of reinstatement)

CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT MERRILL LYNCH

..  Death or disability of the shareholder
..  Shares sold as part of a systematic withdrawal plan as described in the
   Funds' Prospectus
..  Return of excess contributions from an IRA Account
..  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 /
..  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
..  Shares acquired through a right of reinstatement
.. Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to a transfer to certain feebased accounts or platforms

FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF ACCUMULATION & LETTERS OF INTENT

..  Breakpoints as described in this Prospectus
.. Rights of Accumulation ("ROA") that entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of AIG Funds assets held by accounts within the purchaser's household at Merrill Lynch. Eligible AIG Funds assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
.. Letters of Intent which allow for breakpoint discounts based on anticipated purchases within AIG Funds, through Merrill Lynch, over a 13month period of time (if applicable)

The first paragraph under each of the sections of the SAI entitled "Additional Information Regarding Purchase of Shares -- Waiver of CDSCs," "Additional Information Regarding Purchase of Shares -- Waiver of Sales Charges with Respect to Certain Purchases of Class A Shares" and "Additional Information Regarding Purchase of Shares -- Reduced Sales Charges (Class A Shares only)" is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Trustees                   Shareholder Servicing      DELIVERY OF SHAREHOLDER
 Richard W. Grant          Agent                      DOCUMENTS
 Peter A. Harbeck           AIG Fund Services, Inc.   The Funds have adopted a
 Dr. Judith L. Craven       Harborside 5              policy that allows them
 William F. Devin           185 Hudson Street, Suite  to send only one copy of
 Stephen J. Gutman            3300                    a Fund's prospectus,
Officers                    Jersey City, NJ 07311     proxy material, annual
 John T. Genoy, President  Custodian and Transfer     report and semi-annual
   and Chief Executive     Agent                      report (the "shareholder
   Officer                  State Street Bank and     documents") to
 Kara Murphy, Vice            Trust Company           shareholders with
   President                P.O. Box 5607             multiple accounts
 James Nichols, Vice        Boston, MA 02110          residing at the same
   President               VOTING PROXIES ON TRUST    "household." This
 Gregory N. Bressler,      PORTFOLIO SECURITIES       practice is called
   Secretary               A description of the       householding and reduces
 Christopher C. Joe,       policies and procedures    Fund expenses, which
   Chief Compliance        that the Trust uses to     benefits you and other
   Officer                 determine how to vote      shareholders. Unless the
 Gregory R. Kingston,      proxies relating to        Funds receive
   Treasurer               securities held in a       instructions to the
 Shawn Parry, Vice         Fund's portfolio which is  con-trary, you will only
   President and           available in the Trust's   receive one copy of the
   Assistant Treasurer     Statement of Additional    shareholder documents.
 Donna McManus, Vice       Information, may be        The Funds will continue
   President and           obtained without charge    to household the
   Assistant Treasurer     upon request, by calling   share-holder documents
 Kathleen Fuentes, Chief   (800) 858-8850. This       indefinitely, until we
   Legal Officer and       in-formation is also       are instructed otherwise.
   Assistant Secretary     available from the EDGAR   If you do not wish to
 Matthew J. Hackethal,     database on the U.S.       participate in
   Anti-Money Laundering   Securities and Ex-change   householding, please
   Compliance Officer      Commission's website at    contact Shareholder
Investment Adviser         http://www.sec.gov.        Services at (800)
 SunAmerica Asset          PROXY VOTING RECORD ON     858-8850 ext. 6010 or
   Management, LLC         SUNAMERICA EQUITY FUNDS    send a written request
 Harborside 5              Information regarding how  with your name, the name
 185 Hudson Street, Suite  SunAmerica Equity Funds    of your fund(s) and your
   3300                    voted proxies relating to  account number(s) to
 Jersey City, NJ 07311     securities held in         SunAmerica Mutual Funds
Distributor                SunAmerica Equity Funds    c/o BFDS, P.O. Box
 AIG Capital Services,     during the most recent     219186, Kansas City MO,
   Inc.                    twelve month period ended  64121-9186. We will
 Harborside 5              June 30 is available,      resume individual
 185 Hudson Street, Suite  once filed with the U.S.   mailings for your account
   3300                    Securities and Exchange    within thirty (30) days
 Jersey City, NJ 07311     Commission, without        of receipt of your
                           charge, upon request, by   request.
                           calling (800) 858-8850 or  This report is submitted
                           on the U.S. Securities     solely for the general
                           and Exchange Commission's  information of
                           website at                 shareholders of the
                           http://www.sec.gov.        Funds. Distribution of
                           DISCLOSURE OF QUARTERLY    this report to persons
                           PORTFOLIO HOLDINGS         other than shareholders
                           The Trust is required to   of the Funds is
                           file its complete          authorized only in
                           schedule of portfolio      con-nection with a
                           holdings with the U.S.     currently effective
                           Securities and Exchange    pro-spectus, setting
                           Commission for its first   forth details of the
                           and third fiscal quarters  Funds, which must precede
                           on Form N-Q. The Trust's   or accom-pany this report.
                           Forms N-Q are available    The accompanying report
                           on the U.S. Securities     has not been audited by
                           and Exchange Commission's  independent accountants
                           website at                 and accordingly no
                           http://www.sec.gov. You    opinion has been
                           can also review and        expressed thereon.
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]



Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

EQSAN - 3/17


[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2017

By: /s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer

Date: June 8, 2017